CONSOLIDATION AND VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
Below is a summary of assets and liabilities from the Company’s involvement with consolidated VIEs (i.e., Risk Retention Entities) (in thousands):

	Assets	Liabilities	Net Assets
As of December 31, 2022	$264,854	$—	$264,854
As of December 31, 2021	$220,293	$—	$220,293
Below is a summary of the Company’s direct interest in (i.e., not held through Risk Retention Entities) variable interests in nonconsolidated VIEs (in thousands):

	Carrying Amount	Maximum Exposure to Loss	VIE Assets
As of December 31, 2022	$200,694	$200,694	$3,911,589
As of December 31, 2021	$57,193	$57,193	$1,330,396